Company Level Financial Position - Summary of Condensed Statements of Financial Position (Details) ¥ in Thousands, $ in Millions	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Condensed Financial Information Of Registrant [Line Items]
Financial assets at FVTPL- non-current	¥ 58,151	¥ 56,919	¥ 0
Non-current assets	510,696	405,775	244,235
Prepayments and other receivables	191,127	197,652	192,530
Subscription receivables.		0	43,924	$ 6.2
Current assets	6,635,157	7,287,995	5,370,023
Total assets	7,145,853	7,693,770	5,614,258
Share premium	12,800,243	12,750,598	1,104,120
Reserves	3,086,316	2,946,715	2,110,151
Accumulated losses	(9,422,869)	(8,631,352)	(6,114,544)
Treasury shares		0	(151,668)
Total (deficit)/equity		7,066,019	(3,051,918)
Non-current liabilities [abstract]
Other payables, deposits received and accrued expenses	330,848	397,755	271,306
Current liabilities	601,280	542,489	8,591,413
Total liabilities	682,097	627,751	8,666,176
Total equity and liabilities	¥ 7,145,853	7,693,770	5,614,258
Separate [member] | Parent [member]
Condensed Financial Information Of Registrant [Line Items]
Amounts due from subsidiaries		6,946,299	4,332,839
Financial assets at FVTPL- non-current		56,919	0
Non-current assets		7,003,218	4,332,839
Prepayments and other receivables		76,113	689
Subscription receivables.		0	43,924
Cash		602,407	770,140
Current assets		678,520	814,753
Total assets		7,681,738	5,147,592
Ordinary shares		0	8
Issued capital, ordinary shares		0	8
Share premium		12,750,598	1,104,120
Reserves		2,946,715	2,110,151
Accumulated losses		(8,631,352)	(6,114,544)
Treasury shares		0	(151,668)
Total (deficit)/equity		7,066,019	(3,051,918)
Non-current liabilities [abstract]
Other payables, deposits received and accrued expenses		615,719	17,788
Preferred shares and other financial instruments subject to redemption and other preferential rights		0	8,181,722
Current liabilities		615,719	8,199,510
Total liabilities		615,719	8,199,510
Total equity and liabilities		7,681,738	5,147,592
Separate [member] | Parent [member] | Class A Ordinary Shares [Member]
Condensed Financial Information Of Registrant [Line Items]
Ordinary shares		54	0
Issued capital, ordinary shares		54	0
Separate [member] | Parent [member] | Class B Ordinary Shares [Member]
Condensed Financial Information Of Registrant [Line Items]
Ordinary shares		4	0
Issued capital, ordinary shares		4	0
Separate [member] | Parent [member] | Series Seed-1 Convertible Preferred Shares [Member]
Condensed Financial Information Of Registrant [Line Items]
Issued capital, preference shares		0	5
Separate [member] | Parent [member] | Series Seed-2 Convertible Preferred Shares [Member]
Condensed Financial Information Of Registrant [Line Items]
Issued capital, preference shares		0	4
Separate [member] | Parent [member] | Series A Convertible Preferred Shares [Member]
Condensed Financial Information Of Registrant [Line Items]
Issued capital, preference shares		¥ 0	¥ 6